Income Taxes (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Taxes [Abstract]
Beginning balance	$ 119	$ 131
Increases (decrease) related to tax positions taken during prior years	137	(7)
Effect of exchange rate	16	(5)
Ending balance	$ 272	$ 119